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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       June 30, 2004
                                                 ----------------------

Check here if Amendment [  ]; Amendment Number:
                                                 -------
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                          AW Asset Management, LLC
                  --------------------------------------------------------------
Address:                       535 Madison Avenue, 26th Floor
                  --------------------------------------------------------------
                               New York, NY 10022
                  --------------------------------------------------------------

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                          Arthur  Wrubel
                  --------------------------------------------------------------
Title:                         President & Chief Executive Officer
                  --------------------------------------------------------------
Phone:                         212-421-7560
                  --------------------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Arthur Wrubel                New York, NY          August 13, 2004
-------------------------------   -------------------   ------------------------
        [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


         13F File Number           Name

         28-
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                                               FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                             --------------------------

Form 13F Information Table Entry Total:                 24
                                             --------------------------

Form 13F Information Table Value Total:          $ 254,141 (thousands)
                                             --------------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               13F File Number           Name



         No.               13F File Number           Name


                                       2

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                              13F INFORMATION TABLE
                                  June 30, 2004

            Column                Column   Column    Column        Column              Column       Column            Column
               1                     2        3         4             5                   6            7                 8
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                                   TITLE                       SHARES                                          VOTING
                                     OF               VALUE      OR     SH/  PUT/    INVESTMENT      OTHER   AUTHORITY
         NAME OF ISSUER            CLASS    CUSIP     (000)   PRN AMT   PRN  CALL    DISCRETION    MANAGERS     SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

 1 ALEXANDER'S INC.               COMMON  014752109  15,734     93,800   SH        SHARED-DEFINED    NONE       93,800
 2 ARBOR REALTY TRUST             COMMON  038923108  13,740    688,700   SH        SHARED-DEFINED    NONE      688,700
 3 ARCHSTONE-SMITH TRUST          COMMON  039583109  11,572    394,535   SH        SHARED-DEFINED    NONE      394,535
 4 ARDEN REALTY GROUP             COMMON  039793104   9,273    315,300   SH        SHARED-DEFINED    NONE      315,300
 5 AVALONBAY COMMUNITIES INC.     COMMON  053484101  12,208    216,000   SH        SHARED-DEFINED    NONE      216,000
 6 CAVALIER HOMES INC.            COMMON  149507105     523     97,700   SH        SHARED-DEFINED    NONE       97,700
 7 CAVCO INDUSTRIES INC.          COMMON  149568107  12,190    307,199   SH        SHARED-DEFINED    NONE      307,199
 8 CORNELL COMPANIES INC.         COMMON  219141108   1,719    126,400   SH        SHARED-DEFINED    NONE      126,400
 9 CORRECTIONS CORP OF AMERICA    COMMON  22025Y407  44,044  1,115,323   SH        SHARED-DEFINED    NONE    1,115,323
10 DIXIE GROUP INC.               COMMON  255519100  13,099  1,102,576   SH        SHARED-DEFINED    NONE    1,102,576
11 FAIRMONT HOTELS & RESORTS      COMMON  305204109  10,106    375,000   SH        SHARED-DEFINED    NONE      375,000
12 GENCORP INC                    COMMON  368682100   4,534    338,600   SH        SHARED-DEFINED    NONE      338,600
13 INTERSTATE HOTELS & RESORTS    COMMON  46088S106   8,302  1,540,210   SH        SHARED-DEFINED    NONE    1,540,210
14 INTRAWEST CORPORATION          COMMON  460915200  26,928  1,688,265   SH        SHARED-DEFINED    NONE    1,688,265
15 ISTAR FINANCIAL INC.           COMMON  45031U101  12,092    302,302   SH        SHARED-DEFINED    NONE      302,302
16 LNR PROPERTY CORP              COMMON  501940100  17,403    320,800   SH        SHARED-DEFINED    NONE      320,800
17 METROPOLIS REALTY HOLDINGS
     LLC                          COMMON  591728100       0     43,000   SH        SHARED-DEFINED    NONE       43,000
18 MFA MORTGAGE INVESTMENTS INC.  COMMON  55272X102     668     75,000   SH        SHARED-DEFINED    NONE       75,000
19 POST PROPERTIES INC.           COMMON  737464107   4,132    141,736   SH        SHARED-DEFINED    NONE      131,736
20 SHURGARD STORAGE CENTERS INC.  COMMON  82567D104   7,896    211,129   SH        SHARED-DEFINED    NONE      211,129
21 SUN COMMUNITIES INC.           COMMON  866674104   2,654     70,500   SH        SHARED-DEFINED    NONE       70,500
22 SUNTERRA CORP.                 COMMON  86787D208   1,115     88,500   SH        SHARED-DEFINED    NONE       88,500
23 TAUBMAN CENTERS INC.           COMMON  876664103  16,810    734,400   SH        SHARED-DEFINED    NONE      734,400
24 TECHTEAM GLOBAL INC.           COMMON  878311109   7,399    815,769   SH        SHARED-DEFINED    NONE      815,769